Cover	9 Months Ended
Oct. 31, 2025
Entity Addresses [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2025
Entity Registrant Name	PELICAN HOLDCO, INC.
Entity Central Index Key	0002093507
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	3400 East Bayaud Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80209
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3400 East Bayaud Avenue
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80209
Contact Personnel Name	Robert Price